Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total	Number of F Shares
As at December 31, 2023 at Dec. 31, 2022	$ 150	$ 16,731	$ (17,444)	$ 775	$ 212
Beginning balance, shares at Dec. 31, 2022	7,501,400					1,499,700
Reverse recapitalization under common control		(188)			(188)
Reverse recapitalization under common control, shares	100
Indebtedness to related parties		209			209
Comprehensive income / (loss)			(874)	(4)	(878)
As at June 30, 2024 at Jun. 30, 2023	$ 150	16,752	(18,318)	771	(645)
Beginning balance, shares at Jun. 30, 2023	7,501,500					1,499,700
As at December 31, 2023 at Dec. 31, 2023	$ 229	24,730	(20,712)	784	5,031
Beginning balance, shares at Dec. 31, 2023	15,446,807					1,499,700
Comprehensive income / (loss)			(10,758)	(8)	(10,766)
Stock-based compensation		42			42
L1 SPA	$ 33	5,057			5,090
Stock Issued During Period, Shares, Conversion of Convertible Securities	3,317,719
Anson SPA	$ 40	5,787			5,827
Anson Facility, shares	3,970,104
As at June 30, 2024 at Jun. 30, 2024	$ 302	$ 35,616	$ (31,470)	$ 776	$ 5,224
Beginning balance, shares at Jun. 30, 2024	22,734,630					1,499,700